Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities
Net loss	$ (8,727,298)	$ (6,581,024)	$ (7,909,638)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	485,734	508,785	533,949
Loss from disposal of property, plant and equipment	3,958	114	983
Allowance for doubtful accounts	131,581
Allowance (reversal) of inventory reserve	50,651	(49,166)	15,774
Deferred income tax expense (benefit)	606,704	1,567,656	(542,375)
Changes in operating assets and liabilities:
Accounts receivable	(1,547,834)	4,718,118	(1,526,243)
Inventory, net	1,643,131	(1,183,823)	16,586
Advance to suppliers, net	(769,911)	(170,016)	2,681,214
Prepayment for advertising			7,385,695
Advances to related parties			236,982
Other receivable	(158,011)	391,568	(1,030,121)
Prepaid expenses and other current assets	(792,675)	696,147	(659,017)
Deferred tax assets		(947,964)
Prepaid expenses-related party, non-current	36,321
Accounts payable	143,747	1,641,426	(1,919,691)
Taxes payable	554,425	280,939	(904,127)
Accrued expenses and other current liabilities	(1,167,206)	244,015	2,318,474
Net cash (used in) provided by operating activities	(9,506,683)	1,116,775	(1,301,555)
Cash flows from investing activities
Purchases of property, plant and equipment	(208,320)	(44,169)	(93,703)
Prepayments for construction in progress	(37,478)		523
Purchase of intangible asset	(117,291)
Prepayment for acquisition			(3,814,925)
Proceeds from disposal of property, plant and equipment	1,804
Net cash used in investing activities	(361,285)	(44,169)	(3,908,105)
Cash flows from financing activities
Net proceeds from issuance of ordinary shares	24,999,992
Proceeds from bank loans	7,787,016	5,671,104	4,272,716
Repayment of bank loans	(5,552,240)	(3,969,773)	(4,272,716)
Proceeds from (prepayments for) related parties borrowings	6,719,557	(3,091,977)	3,317,943
Net cash provided by (used in) financing activities	33,954,325	(1,390,646)	3,317,943
Effect of exchange rate changes on cash	126,089	(108,171)	(474,733)
Net increase (decrease) in cash	24,212,446	(426,211)	(2,366,450)
Cash, beginning of year	5,285,247	5,711,458	8,077,908
Cash, end of year	29,497,693	5,285,247	5,711,458
Supplemental disclosure information
Cash paid for interest	304,516	190,184	199,852
Cash paid for income tax		$ 863,800	$ 2,748,629